Short-term debt	12 Months Ended
Dec. 31, 2011
Short-term debt
Short-term debt
15 Short-term debt Short-term borrowings outstanding on December 31, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.81%.